22. Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Revenues [Abstract]
Schedule of deferred revenue
	2020	2019

Deferred revenues	1,021,924	1,109,112

Services to be rendered - pre-paid (1)	189,482	186,310
Government grants (2)	24,732	42,159
Network Swap (3)	-	2,713
Prepaid revenues	11,163	11,651
Deferred revenue on sale of towers (4)	788,921	843,017
Contractual liabilities (5)	7,626	23,262

Current installment	(266,436)	(281,930)
Non-current installment	755,488	827,182

(1) Referring to the recharge of voice credits and data not yet used by customers relating to prepaid system services that are appropriate to the result when the actual use of these services by clients.

(2) Referring to the release of resources related to the financing line with BNDES (Investment Support Program-BNDES PSI). The sum of grants granted by BNDES up to December 31, 2020 is R$ 203 million and the outstanding amount on December 31, 2020 is R$ 24,732 (R$ 42,159 on December 31, 2019). This amount is being amortized by the useful life of the asset being financed and appropriated in the group of “other net revenues (expenses)” (note 28).

(3) Mainly referring to contracts for the onerous and reciprocal transfer of optical fiber infrastructure.

(4) Referring to the amount of revenue to be appropriated by the sale of the towers (note 15).

(5) Contract with clients. The balance of contractual assets and liabilities is as follows:

Schedule of contractual assets and liabilities
	2020	2019

Accounts receivable included in trade accounts receivable	2,000,764	2,413,865
Contractual assets (note 6)	14,914	15,142
Contractual liability	(7,626)	(23,262)

Summary of the main changes during the fiscal year:	Summary of the main variations in the period:
Contractual assets (liabilities)

Balance at January 1, 2020	(8,120)
Additions	(369)
Write-offs	15,777
Balance at December 31, 2020	7,288

Schedule of balances of contractual assets and liabilities are expected to be realized	The balances of contractual assets and liabilities are expected to be realized according to the table below:
	2021	2022
Contractual assets (liabilities)	8,611	(1,323)